Quarterly Holdings Report
for
Fidelity® High Dividend ETF
October 31, 2024
T17-NPRT1-1224
1.9880049.108
Common Stocks - 99.8%
	Shares	Value ($)
DENMARK - 0.9%
Industrials - 0.9%
Marine Transportation - 0.9%
AP Moller - Maersk A/S Series B	20,914	32,878,143
Transportation Infrastructure - 0.0%
Svitzer Group A/S	41,887	1,452,337
TOTAL DENMARK		34,330,480
GERMANY - 0.5%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG	72,465	5,689,532
Health Care - 0.4%
Pharmaceuticals - 0.4%
Bayer AG	485,272	13,062,887
TOTAL GERMANY		18,752,419
JAPAN - 2.7%
Industrials - 2.7%
Marine Transportation - 2.7%
Kawasaki Kisen Kaisha Ltd	2,346,400	32,741,002
Mitsui OSK Lines Ltd	1,041,000	35,694,357
Nippon Yusen KK	1,084,500	36,580,739

TOTAL JAPAN		105,016,098
UNITED KINGDOM - 4.2%
Consumer Staples - 2.9%
Tobacco - 2.9%
British American Tobacco PLC	1,583,278	54,857,840
Imperial Brands PLC	1,970,207	59,196,132
		114,053,972
Financials - 0.3%
Capital Markets - 0.3%
Schroders PLC	2,261,616	10,002,304
Industrials - 1.0%
Industrial Conglomerates - 1.0%
CK Hutchison Holdings Ltd	7,313,500	38,475,271
TOTAL UNITED KINGDOM		162,531,547
UNITED STATES - 91.5%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.3%
AT&T Inc	314,766	7,094,826
Verizon Communications Inc	151,327	6,375,406
		13,470,232
Entertainment - 0.3%
Electronic Arts Inc	30,717	4,633,659
TKO Group Holdings Inc Class A (b)	44,460	5,191,595
Warner Music Group Corp Class A	102,668	3,281,269
		13,106,523
Media - 0.9%
Comcast Corp Class A	140,469	6,134,281
Fox Corp Class A	120,578	5,064,276
Interpublic Group of Cos Inc/The	118,231	3,475,991
New York Times Co/The Class A	78,500	4,383,440
News Corp Class A	158,003	4,305,582
Nexstar Media Group Inc	21,353	3,756,420
Omnicom Group Inc	44,467	4,491,167
Paramount Global Class B (c)	261,991	2,866,182
		34,477,339
Consumer Discretionary - 3.2%
Automobiles - 0.5%
Ford Motor Co	732,819	7,540,708
General Motors Co	231,933	11,772,919
		19,313,627
Hotels, Restaurants & Leisure - 0.9%
Marriott International Inc/MD Class A1	37,730	9,810,555
McDonald's Corp	44,593	13,026,061
Starbucks Corp	111,597	10,903,027
		33,739,643
Specialty Retail - 1.6%
Best Buy Co Inc	106,318	9,614,336
Dick's Sporting Goods Inc	51,533	10,087,585
Home Depot Inc/The	47,414	18,669,263
Lowe's Cos Inc	49,747	13,025,257
TJX Cos Inc/The	108,531	12,267,259
		63,663,700
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	107,009	8,253,603
TOTAL CONSUMER DISCRETIONARY		124,970,573

Consumer Staples - 9.0%
Beverages - 1.6%
PepsiCo Inc	375,339	62,336,301
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos Inc	2,221,603	40,211,014
Walgreens Boots Alliance Inc	2,072,319	19,604,137
		59,815,151
Household Products - 2.0%
Procter & Gamble Co/The	469,470	77,547,055
Tobacco - 3.9%
Altria Group Inc	1,256,892	68,450,338
Philip Morris International Inc	618,356	82,055,842
		150,506,180
TOTAL CONSUMER STAPLES		350,204,687

Energy - 10.1%
Oil, Gas & Consumable Fuels - 10.1%
Chevron Corp	380,112	56,568,268
ConocoPhillips	420,143	46,022,464
Devon Energy Corp	931,911	36,046,317
EOG Resources Inc	371,805	45,345,338
Exxon Mobil Corp	657,685	76,804,455
Kinder Morgan Inc	2,315,689	56,757,537
Targa Resources Corp	446,462	74,541,296
		392,085,675
Financials - 6.8%
Banks - 4.0%
Bank of America Corp	599,037	25,051,727
Citigroup Inc	276,827	17,763,989
JPMorgan Chase & Co	173,779	38,565,036
PNC Financial Services Group Inc/The	94,103	17,716,772
Truist Financial Corp	365,666	15,741,921
US Bancorp	340,002	16,425,497
Wells Fargo & Co	371,526	24,119,468
		155,384,410
Capital Markets - 2.0%
Blackstone Inc	119,223	19,999,658
CME Group Inc Class A	69,433	15,647,421
Goldman Sachs Group Inc/The	42,155	21,827,437
Morgan Stanley	179,807	20,902,564
		78,377,080
Financial Services - 0.8%
Visa Inc Class A	100,700	29,187,895
TOTAL FINANCIALS		262,949,385

Health Care - 4.9%
Biotechnology - 1.9%
AbbVie Inc	149,209	30,419,239
Amgen Inc	64,128	20,531,220
Gilead Sciences Inc	232,862	20,682,803
		71,633,262
Health Care Providers & Services - 1.2%
CVS Health Corp	245,050	13,835,523
UnitedHealth Group Inc	61,084	34,481,918
		48,317,441
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co	375,199	20,924,848
Johnson & Johnson	176,392	28,198,026
Pfizer Inc	738,148	20,889,588
		70,012,462
TOTAL HEALTH CARE		189,963,165

Industrials - 11.6%
Aerospace & Defense - 4.7%
GE Aerospace	360,005	61,841,659
Lockheed Martin Corp	104,387	57,000,521
RTX Corp	516,959	62,546,870
		181,389,050
Air Freight & Logistics - 1.1%
United Parcel Service Inc Class B	319,326	42,808,844
Electrical Equipment - 0.6%
GE Vernova Inc	89,940	27,131,300
Ground Transportation - 1.2%
Union Pacific Corp	196,996	45,716,862
Industrial Conglomerates - 1.3%
Honeywell International Inc	240,599	49,486,402
Machinery - 2.7%
Caterpillar Inc	160,756	60,476,407
PACCAR Inc	409,374	42,689,521
		103,165,928
TOTAL INDUSTRIALS		449,698,386

Information Technology - 25.3%
Communications Equipment - 1.1%
Cisco Systems Inc	759,517	41,598,746
IT Services - 1.0%
IBM Corporation	194,166	40,137,996
Semiconductors & Semiconductor Equipment - 10.5%
Broadcom Inc	471,335	80,018,543
NVIDIA Corp	1,828,321	242,727,896
QUALCOMM Inc	251,693	40,968,069
Texas Instruments Inc	217,911	44,270,799
		407,985,307
Software - 5.1%
Microsoft Corp	489,168	198,773,417
Technology Hardware, Storage & Peripherals - 7.6%
Apple Inc	974,930	220,246,436
Dell Technologies Inc Class C	323,861	40,038,935
HP Inc	966,578	34,332,851
		294,618,222
TOTAL INFORMATION TECHNOLOGY		983,113,688

Real Estate - 9.0%
Diversified REITs - 0.7%
WP Carey Inc	556,175	30,990,071
Health Care REITs - 1.3%
Omega Healthcare Investors Inc	1,166,235	49,530,000
Industrial REITs - 1.0%
Prologis Inc	327,937	37,037,205
Retail REITs - 1.2%
Simon Property Group Inc	267,283	45,202,901
Specialized REITs - 4.8%
Crown Castle Inc	337,008	36,224,990
Gaming and Leisure Properties Inc (c)	748,950	37,589,801
Public Storage Operating Co	129,917	42,750,488
VICI Properties Inc	1,167,107	37,067,318
Weyerhaeuser Co	1,066,350	33,227,466
		186,860,063
TOTAL REAL ESTATE		349,620,240

Utilities - 10.1%
Electric Utilities - 8.7%
American Electric Power Co Inc	549,350	54,248,313
Duke Energy Corp	472,992	54,521,788
Edison International	624,017	51,419,001
Eversource Energy	752,197	49,532,172
NextEra Energy Inc	832,503	65,975,863
Southern Co/The	657,634	59,864,423
		335,561,560
Multi-Utilities - 1.4%
Dominion Energy Inc	933,308	55,559,825
TOTAL UTILITIES		391,121,385

TOTAL UNITED STATES		3,554,781,278
TOTAL COMMON STOCKS (Cost $3,299,877,544)		3,875,411,822

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (f) (Cost $324,094)	5.08	325,000	324,167

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.87	1,013,238	1,013,441
Fidelity Securities Lending Cash Central Fund (g)(h)	4.87	25,993,101	25,995,700
TOTAL MONEY MARKET FUNDS (Cost $27,009,141)			27,009,141

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $3,327,210,779)	3,902,745,130
NET OTHER ASSETS (LIABILITIES) - (0.5)% (d)	(18,275,154)
NET ASSETS - 100.0%	3,884,469,976

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	31	Dec 2024	8,894,675	76,125	76,125

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $59,073 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $324,167.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	1,678,331	42,744,438	43,409,328	31,202	-	-	1,013,441	0.0%
Fidelity Securities Lending Cash Central Fund	4,974,275	95,466,113	74,444,688	109,930	-	-	25,995,700	0.1%
Total	6,652,606	138,210,551	117,854,016	141,132	-	-	27,009,141

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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